Organization and Business Operations (Details 2)	6 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2011 AWP item	Jan. 21, 2011 AWP Operating Agreement acre item	Dec. 31, 2011 AWP Operating Agreement item	Jul. 27, 2011 AWP Sharing agreement acre item
Organization and Business Operations
Number of Arizona state sections on which permits are held	38		38
Number of private sections	101		8
Number of private mineral estate sections covered			101		101
Mineral leases, acres			90,000
Term of state permit			5
Number of state permits that expire in 2014			15
Number of state permits that expire in 2015			23
2D seismic data acquired (in miles)		70
Number of holes of which drilling and coring completed		12
Number of holes in project area				58
Number of mineral estate sections covered under the company's existing mineral rights					50
Area of private mineral leases adjacent to or in close proximity to existing mineral rights (in acres)					62,000
Number of consecutive days of cessation of operations for termination of agreement					180 days